Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Beginning balance	$ 4,936
Ending balance	5,739	$ 4,936
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	4,936
Ending balance	5,739	4,936
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	4,356
Ending balance	5,050	4,356
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	580
Ending balance	689	580
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	261	234
Net remeasurement of loss allowance	73	64
Loan originations	23	24
Derecognitions and maturities	(21)	(16)
Model changes	(23)	(6)
Total PCL	52	66
Write-offs	(10)	(5)
Recoveries of previous write-offs	9	7
Foreign exchange and other	(65)	(41)
Ending balance	247	261
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	843	806
Net remeasurement of loss allowance	587	555
Loan originations	32	54
Derecognitions and maturities	(59)	(66)
Model changes	123	61
Total PCL	683	604
Write-offs	(692)	(623)
Recoveries of previous write-offs	151	195
Foreign exchange and other	(70)	(139)
Ending balance	915	843
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	705	496
Net remeasurement of loss allowance	750	759
Loan originations	52	76
Derecognitions and maturities	(63)	(35)
Model changes	133	13
Total PCL	872	813
Write-offs	(903)	(720)
Recoveries of previous write-offs	209	171
Foreign exchange and other	(92)	(55)
Ending balance	791	705
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	3,127	2,731
Net remeasurement of loss allowance	2,223	2,338
Loan originations	285	286
Derecognitions and maturities	(548)	(466)
Model changes	51	110
Total PCL	2,011	2,268
Write-offs	(1,367)	(1,802)
Recoveries of previous write-offs	314	194
Foreign exchange and other	(299)	(264)
Ending balance	3,786	3,127
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,378
Ending balance	1,375	1,378
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,143
Ending balance	1,119	1,143
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	235
Ending balance	256	235
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	56	73
Transfer to Stage 1	151	132
Transfer to Stage 2	(15)	(26)
Transfer to Stage 3		(1)
Net remeasurement of loss allowance	(135)	(142)
Loan originations	23	24
Derecognitions and maturities	(5)	(3)
Model changes	(20)	(1)
Total PCL	(1)	(17)
Foreign exchange and other	1
Ending balance	56	56
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	197	220
Transfer to Stage 1	331	301
Transfer to Stage 2	(62)	(44)
Transfer to Stage 3	(7)	(7)
Net remeasurement of loss allowance	(317)	(237)
Loan originations	32	54
Derecognitions and maturities	(19)	(16)
Model changes	46	15
Total PCL	4	66
Foreign exchange and other	(1)	(89)
Ending balance	200	197
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	233	188
Transfer to Stage 1	239	226
Transfer to Stage 2	(115)	(64)
Transfer to Stage 3	(9)	(6)
Net remeasurement of loss allowance	(194)	(182)
Loan originations	52	76
Derecognitions and maturities	(13)	(8)
Model changes	(2)	4
Total PCL	(42)	46
Foreign exchange and other	(3)	(1)
Ending balance	188	233
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	892	1,043
Transfer to Stage 1	553	601
Transfer to Stage 2	(254)	(278)
Transfer to Stage 3	(8)	(9)
Net remeasurement of loss allowance	(419)	(599)
Loan originations	285	278
Derecognitions and maturities	(146)	(147)
Model changes	24	53
Total PCL	35	(101)
Foreign exchange and other	4	(50)
Ending balance	931	892
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,827
Ending balance	3,334	2,827
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,560
Ending balance	2,957	2,560
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	267
Ending balance	377	267
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	186	151
Transfer to Stage 1	(148)	(130)
Transfer to Stage 2	50	42
Transfer to Stage 3	(44)	(29)
Net remeasurement of loss allowance	154	170
Derecognitions and maturities	(16)	(13)
Model changes	(3)	(5)
Total PCL	(7)	35
Ending balance	179	186
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	471	434
Transfer to Stage 1	(310)	(283)
Transfer to Stage 2	114	91
Transfer to Stage 3	(177)	(133)
Net remeasurement of loss allowance	421	355
Derecognitions and maturities	(40)	(38)
Model changes	77	46
Total PCL	85	38
Foreign exchange and other	(1)	(1)
Ending balance	555	471
Stage Two [Member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	472	308
Transfer to Stage 1	(239)	(226)
Transfer to Stage 2	116	64
Transfer to Stage 3	(453)	(290)
Net remeasurement of loss allowance	633	633
Derecognitions and maturities	(50)	(27)
Model changes	135	9
Total PCL	142	163
Foreign exchange and other	(11)	1
Ending balance	603	472
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,698	1,155
Transfer to Stage 1	(510)	(575)
Transfer to Stage 2	362	394
Transfer to Stage 3	(388)	(310)
Net remeasurement of loss allowance	1,166	1,189
Loan originations		8
Derecognitions and maturities	(402)	(308)
Model changes	27	57
Total PCL	255	455
Foreign exchange and other	44	88
Ending balance	1,997	1,698
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	731
Ending balance	1,030	731
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	653
Ending balance	974	653
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	78
Ending balance	56	78
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	19	10
Transfer to Stage 1	(3)	(2)
Transfer to Stage 2	(35)	(16)
Transfer to Stage 3	44	30
Net remeasurement of loss allowance	54	36
Total PCL	60	48
Write-offs	(10)	(5)
Recoveries of previous write-offs	9	7
Foreign exchange and other	(66)	(41)
Ending balance	12	19
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	175	152
Transfer to Stage 1	(21)	(18)
Transfer to Stage 2	(52)	(47)
Transfer to Stage 3	184	140
Net remeasurement of loss allowance	483	437
Derecognitions and maturities		(12)
Total PCL	594	500
Write-offs	(692)	(623)
Recoveries of previous write-offs	151	195
Foreign exchange and other	(68)	(49)
Ending balance	160	175
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 2	(1)
Transfer to Stage 3	462	296
Net remeasurement of loss allowance	311	308
Total PCL	772	604
Write-offs	(903)	(720)
Recoveries of previous write-offs	209	171
Foreign exchange and other	(78)	(55)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	537	533
Transfer to Stage 1	(43)	(26)
Transfer to Stage 2	(108)	(116)
Transfer to Stage 3	396	319
Net remeasurement of loss allowance	1,476	1,748
Derecognitions and maturities		(11)
Total PCL	1,721	1,914
Write-offs	(1,367)	(1,802)
Recoveries of previous write-offs	314	194
Foreign exchange and other	(347)	(302)
Ending balance	$ 858	$ 537